UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     P. SCHOENFELD ASSET MANAGEMENT LP
Address:  1350 Avenue of the Americas, 21st Floor
          New York, NY 10019

Form 13F File Number: 28-6394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Dhananjay Pai
Title:     Chief Operating Officer
Phone:     (212) 649-9500

Signature, Place, and Date of Signing:


/s/ Dhananjay Pai   New York, New York   February 14, 2012
-----------------   ------------------   -----------------
[Signature]         [City, State]        [Date]



Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    75

Form 13F Information Table Value Total:    $1,315,203
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADVANCED ANALOGIC TECHNOLOGI   COM              00752J108     2343   405311 SH       SOLE                 405311        0        0
D AMERICAN DENTAL PARTNERS       COM              025353103     1348    71595 SH       SOLE                  71595        0        0
D AMERICAN TOWER CORP            CL A             029912201     3247    54100 SH       SOLE                  54100        0        0
D AVALONBAY CMNTYS INC           COM              053484101     1228     9400 SH       SOLE                   9400        0        0
D CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    35269   619411 SH       SOLE                 619411        0        0
D COMMERCIAL METALS CO           COM              201723103     3458   250000 SH       SOLE                 250000        0        0
D COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402     5147   750330 SH       SOLE                 750330        0        0
D CONSTELLATION ENERGY GROUP I   COM              210371100    68268  1720900 SH       SOLE                1720900        0        0
D CORRECTIONS CORP AMER NEW      COM NEW          22025Y407     4883   239700 SH       SOLE                 239700        0        0
D CROWN CASTLE INTL CORP         COM              228227104     6559   146400 SH       SOLE                 146400        0        0
D DARDEN RESTAURANTS INC         COM              237194105     1600    35100 SH       SOLE                  35100        0        0
D DEMANDTEC INC                  COM NEW          24802R506     3684   279715 SH       SOLE                 279715        0        0
D EL PASO CORP                   COM              28336L109   123673  4654618 SH       SOLE                4654618        0        0
D ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100    11756   289700 SH  PUT  SOLE                 289700        0        0
D ENTERTAINMENT PPTYS TR         CONV PFD 9% SR E 29380T600     1750    65455 SH       SOLE                  65455        0        0
D EQUITY LIFESTYLE PPTYS INC     COM              29472R108     3254    48800 SH       SOLE                  48800        0        0
D GOODRICH CORP                  COM              382388106   121844   985000 SH       SOLE                 985000        0        0
D GOODRICH CORP                  COM              382388106    49480   400000 SH  CALL SOLE                 400000        0        0
D HEALTHSPRING INC               COM              42224N101    28226   517529 SH       SOLE                 517529        0        0
D HEWLETT PACKARD CO             COM              428236103     6440   250000 SH  CALL SOLE                 250000        0        0
D HIGHWOODS PPTYS INC            COM              431284108     1214    40900 SH       SOLE                  40900        0        0
D HOME PROPERTIES INC            COM              437306103     2723    47300 SH       SOLE                  47300        0        0
D ISTAR FINL INC                 COM              45031U101     8036  1519009 SH       SOLE                1519009        0        0
D ISTAR FINL INC                 FRNT    10/0     45031UBF7    21065 23212000 PRN      SOLE               23212000        0        0
D ITT CORP NEW                   COM NEW          450911201      941    48700 SH  CALL SOLE                  48700        0        0
D JOHNSON & JOHNSON              COM              478160104      794    12100 SH  PUT  SOLE                  12100        0        0
D KINDER MORGAN INC DEL          COM              49456B101    30092   935400 SH  PUT  SOLE                 935400        0        0
D KRAFT FOODS INC                CL A             50075N104     7472   200000 SH       SOLE                 200000        0        0
D KRAFT FOODS INC                CL A             50075N104     7472   200000 SH  CALL SOLE                 200000        0        0
D LIBERTY MEDIA CORP             DEB 3.500%  1/1  530715AN1    15338 27000000 PRN      SOLE               27000000        0        0
D LIBERTY MEDIA CORP             LIB CAP COM A    530322106    37455   479889 SH       SOLE                 479889        0        0
D LORAL SPACE & COMMUNICATNS I   COM              543881106     9726   149906 SH       SOLE                 149906        0        0
D MACK CALI RLTY CORP            COM              554489104     1174    44000 SH       SOLE                  44000        0        0
D MCGRAW HILL COS INC            COM              580645109     2249    50000 SH       SOLE                  50000        0        0
D MCGRAW HILL COS INC            COM              580645109     8994   200000 SH  CALL SOLE                 200000        0        0
D MEDCO HEALTH SOLUTIONS INC     COM              58405U102    65773  1176627 SH       SOLE                1176627        0        0
D MEDCO HEALTH SOLUTIONS INC     COM              58405U102     2767    49500 SH  CALL SOLE                  49500        0        0
D MI DEVS INC                    COM              55304X104     2899    90550 SH       SOLE                  90550        0        0
D MID-AMER APT CMNTYS INC        COM              59522J103     9815   156900 SH       SOLE                 156900        0        0
D MOTOROLA MOBILITY HLDGS INC    COM              620097105   101495  2615860 SH       SOLE                2615860        0        0
D MOTOROLA MOBILITY HLDGS INC    COM              620097105     1645    42400 SH  PUT  SOLE                  42400        0        0
D NETLOGIC MICROSYSTEMS INC      COM              64118B100    24225   488700 SH  CALL SOLE                 488700        0        0
D NVR INC                        COM              62944T105     4315     6290 SH       SOLE                   6290        0        0
D P F CHANGS CHINA BISTRO INC    COM              69333Y108     1333    43100 SH       SOLE                  43100        0        0
D PHARMASSET INC                 COM              71715N106    34788   271360 SH       SOLE                 271360        0        0
D PHARMASSET INC                 COM              71715N106    32101   250400 SH  CALL SOLE                 250400        0        0
D PHARMASSET INC                 COM              71715N106     1282    10000 SH  PUT  SOLE                  10000        0        0
D RALCORP HLDGS INC NEW          COM              751028101     8550   100000 SH       SOLE                 100000        0        0
D REDWOOD TR INC                 COM              758075402     1217   119600 SH       SOLE                 119600        0        0
D RIGHTNOW TECHNOLOGIES INC      COM              76657R106    22701   531255 SH       SOLE                 531255        0        0
D ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713     3362   263282 SH       SOLE                 263282        0        0
D ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754     2378   196499 SH       SOLE                 196499        0        0
D ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770     2681   239396 SH       SOLE                 239396        0        0
D ROYAL BK SCOTLAND GROUP PLC    SP ADR L RP PF   780097788      779    52821 SH       SOLE                  52821        0        0
D ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796     2951   259081 SH       SOLE                 259081        0        0
D ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879      817    50000 SH       SOLE                  50000        0        0
D SAVIENT PHARMACEUTICALS INC    NOTE 4.750% 2/0  80517QAA8      335   730000 PRN      SOLE                 730000        0        0
D SAVIENT PHARMACEUTICALS INC    COM              80517Q100     1115   500000 SH       SOLE                 500000        0        0
D SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    14300  1100000 SH  CALL SOLE                1100000        0        0
D SOUTHERN UN CO NEW             COM              844030106    77567  1842005 SH       SOLE                1842005        0        0
D SPDR S&P 500 ETF TR            TR UNIT          78462F103     6275    50000 SH  PUT  SOLE                  50000        0        0
D STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     2643    55100 SH       SOLE                  55100        0        0
D SUCCESSFACTORS INC             COM              864596101     4032   101130 SH       SOLE                 101130        0        0
D TEMPLE INLAND INC              COM              879868107    45669  1440223 SH       SOLE                1440223        0        0
D TRANSATLANTIC HLDGS INC        COM              893521104     5535   101136 SH       SOLE                 101136        0        0
D TYCO INTERNATIONAL LTD         SHS              H89128104    21020   450000 SH  CALL SOLE                 450000        0        0
D VENTAS INC                     COM              92276F100     2410    43700 SH       SOLE                  43700        0        0
D VERINT SYS INC                 COM              92343X100     9121   331191 SH       SOLE                 331191        0        0
D VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     7601   271164 SH       SOLE                 271164        0        0
D WAL MART STORES INC            COM              931142103     1757    29400 SH       SOLE                  29400        0        0
D WEBMD HEALTH CORP              COM              94770V102     1878    50000 SH  CALL SOLE                  50000        0        0
D YAHOO INC                      COM              984332106    39667  2459236 SH       SOLE                2459236        0        0
D YAHOO INC                      COM              984332106    41728  2587000 SH  PUT  SOLE                2587000        0        0
D YAHOO INC                      COM              984332106    65264  4046100 SH  CALL SOLE                4046100        0        0
D YUM BRANDS INC                 COM              988498101     1210    20500 SH       SOLE                  20500        0        0